Significant Accounting Policies - Foreign Currency Translation (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign Currency [Abstract]
Loss on deconsolidation of Venezuelan subsidiary		$ 0	$ 0	$ 162
Foreign currency transaction loss		$ 105	$ 21	(201)
Venezuela
Foreign Currency [Abstract]
Loss on deconsolidation of Venezuelan subsidiary	$ 162			$ 162
Foreign currency transaction loss	$ 144